RECEIVABLES	12 Months Ended
Jan. 31, 2021
RECEIVABLE [abstract]
RECEIVABLES

6.       RECEIVABLES

	January 31, 2021	January 31, 2020
Taxes receivable	$27,995	$22,014
Trade receivables, net	181,877	421,108
	$209,872	$443,122

Accounts receivable more than 90 days past due totaled $1,975 at January 31, 2021 (January 31, 2020 - $40,911).